Equity Incentive Plan (Details) - BFLY Operations Inc - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options	10 years
Cash proceeds from the exercise of stock options	$ 2,038	$ 324
Option awards issued	3,270,000
Number of options that were modified to increase the post-employment exercise period	705,883
Unrecognized stock-based compensation expense	$ 10,000
Tax benefits of the stock-based compensation expense	0	0
Tax benefits from the exercise of stock options	0	0
Unrecognized stock-based compensation expense	$ 33,100	$ 10,600
Remaining weighted average vesting period	3 years 6 months	3 years 6 months
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted	1,825,000
Unrecognized stock-based compensation expense	$ 17,800
Restricted stock units | Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted	1,000,000
Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in Common Stock reserved for issuance	13,506,938
Common Stock reserved for issuance	33,506,938
Common shares remain available for issuance	204,090
Term of stock options	10 years
Cash proceeds from the exercise of stock options	$ 2,000	$ 300
Total intrinsic value of the stock options exercised	$ 3,600	$ 500
Weighted-average grant date fair value of options granted	$ 3.27	$ 2.31